Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	$ 53	$ 36
Cash at banks	53,181	52,797
Total	$ 53,234	$ 52,833	$ 43,638	$ 45,213